Exhibit 99.1

World Omni Auto Receivables Trust 2021-D
Monthly Servicer Certificate
May 31, 2025

Dates Covered
Collections Period	05/01/25 - 05/31/25
Interest Accrual Period	05/15/25 - 06/15/25
30/360 Days	30
Actual/360 Days	32
Distribution Date	06/16/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/25	181,722,388.42	18,096
Yield Supplement Overcollateralization Amount 04/30/25	1,481,145.38	0
Receivables Balance 04/30/25	183,203,533.80	18,096
Principal Payments	11,645,049.85	774
Defaulted Receivables	221,294.27	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/25	1,313,017.22	0
Pool Balance at 05/31/25	170,024,172.46	17,307

Pool Statistics	$ Amount	# of Accounts
Pool Factor	14.47%
Prepayment ABS Speed	1.14%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585

Delinquent Receivables:
Past Due 31-60 days	4,293,963.97	296
Past Due 61-90 days	1,207,362.36	77
Past Due 91-120 days	257,265.72	16
Past Due 121+ days	0.00	0
Total	5,758,592.05	389

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.36%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.85%
Delinquency Trigger Occurred	NO

Recoveries	236,357.78
Aggregate Net Losses/(Gains) - May 2025	(15,063.51)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.10%
Prior Net Losses/(Gains) Ratio	0.23%
Second Prior Net Losses/(Gains) Ratio	-0.22%
Third Prior Net Losses/(Gains) Ratio	0.60%
Four Month Average	0.13%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.51%

Overcollateralization Target Amount	5,755,408.97
Actual Overcollateralization	5,755,408.97
Weighted Average Contract Rate	4.31%
Weighted Average Contract Rate, Yield Adjusted	5.26%
Weighted Average Remaining Term	23.10

Flow of Funds	$ Amount
Collections	12,526,049.22
Investment Earnings on Cash Accounts	11,981.19
Servicing Fee	(152,669.61)
Transfer to Collection Account	-
Available Funds	12,385,360.80

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	113,199.38
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,738.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	24,753.67
(7) Noteholders' Third Priority Principal Distributable Amount	5,942,806.99
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,755,408.97
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	505,453.79

Total Distributions of Available Funds	12,385,360.80

Servicing Fee	152,669.61
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Note Balance @ 05/15/25	175,966,979.45
Principal Paid	11,698,215.96
Note Balance @ 06/16/25	164,268,763.49

Class A-1
Note Balance @ 05/15/25	0.00
Principal Paid	0.00
Note Balance @ 06/16/25	0.00
Note Factor @ 06/16/25	0.0000000%

Class A-2
Note Balance @ 05/15/25	0.00
Principal Paid	0.00
Note Balance @ 06/16/25	0.00
Note Factor @ 06/16/25	0.0000000%

Class A-3
Note Balance @ 05/15/25	2,566,979.45
Principal Paid	2,566,979.45
Note Balance @ 06/16/25	0.00
Note Factor @ 06/16/25	0.0000000%

Class A-4
Note Balance @ 05/15/25	121,600,000.00
Principal Paid	9,131,236.51
Note Balance @ 06/16/25	112,468,763.49
Note Factor @ 06/16/25	92.4907594%

Class B
Note Balance @ 05/15/25	34,530,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	34,530,000.00
Note Factor @ 06/16/25	100.0000000%

Class C
Note Balance @ 05/15/25	17,270,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	17,270,000.00
Note Factor @ 06/16/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	181,691.05
Total Principal Paid	11,698,215.96
Total Paid	11,879,907.01

Class A-1
Coupon	0.11772%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.81000%
Interest Paid	1,732.71
Principal Paid	2,566,979.45
Total Paid to A-3 Holders	2,568,712.16

Class A-4
Coupon	1.10000%
Interest Paid	111,466.67
Principal Paid	9,131,236.51
Total Paid to A-4 Holders	9,242,703.18

Class B
Coupon	1.52000%
Interest Paid	43,738.00
Principal Paid	0.00
Total Paid to B Holders	43,738.00

Class C
Coupon	1.72000%
Interest Paid	24,753.67
Principal Paid	0.00
Total Paid to C Holders	24,753.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1582399
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.1883086
Total Distribution Amount	10.3465485

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0044727
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	6.6261731
Total A-3 Distribution Amount	6.6306458

A-4 Interest Distribution Amount	0.9166667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	75.0924055
Total A-4 Distribution Amount	76.0090722

B Interest Distribution Amount	1.2666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2666667

C Interest Distribution Amount	1.4333335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.4333335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	508.01
Noteholders' Principal Distributable Amount	491.99

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/25	2,877,704.48
Investment Earnings	10,391.59
Investment Earnings Paid	(10,391.59)
Deposit/(Withdrawal)	-
Balance as of 06/16/25	2,877,704.48
Change	-

Required Reserve Amount	2,877,704.48

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,053,006.18	$1,089,063.48	$1,415,413.52
Number of Extensions	87	75	97
Ratio of extensions to Beginning of Period Receivables Balance	0.57%	0.56%	0.68%